Fees and commission income	12 Months Ended
Dec. 31, 2024
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Fees and commission income
12 Fees and commission income

	2024	2023	2022

Fee from asset management and insurance distribution	2,097	1,967	2,079

Sales commission	55	21	23

Other fee and commission income	226	174	171

On December 31	2,378	2,163	2,272

Included in fees and commission income:

Fees on trust and fiduciary activities	253	220	248